Document and Entity Information	0 Months Ended
Feb. 20, 2014
Risk/Return:
Document Type	497
Document Period End Date	Feb. 20, 2014
Registrant Name	MFS SERIES TRUST XV
Central Index Key	0000764719
Amendment Flag	false
Document Creation Date	Feb. 20, 2014
Document Effective Date	Feb. 20, 2014
Prospectus Date	Aug. 28, 2013
MFS® Commodity Strategy Fund | A
Risk/Return:
Trading Symbol	MCSAX
MFS® Commodity Strategy Fund | I
Risk/Return:
Trading Symbol	MCSIX
MFS® Commodity Strategy Fund | R5
Risk/Return:
Trading Symbol	MCSRX